Note 21 - Stock Repurchase Program	12 Months Ended
Dec. 31, 2011
Repurchase Agreements, Resale Agreements, Securities Borrowed, and Securities Loaned Disclosure [Text Block]
NOTE 21 – STOCK REPURCHASE PROGRAM

We currently have no authorized stock repurchase program in place. On June 30, 2009, the Board of Directors unanimously approved rescinding the then current authorization to repurchase $3.2 million worth of our stock under a prior approved plan.  No stock was repurchased in 2010 or 2011.